Note 3 - Mergers and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Current assets	$3,851
Property and equipment	8,176
Goodwill	14,671
Other intangible assets	17,340
Total assets acquired	$44,038
Current liabilities	$1,223
Deferred income taxes	8,556
Other liabilities	1,015
Total liabilites assumed	$10,794
Net assets acquired	$33,244
Current assets	$49,619
Property and equipment	73,204
Goodwill	131,455
Other intangible assets	105,600
Other assets	1,459
Total assets acquired	$361,337
Current liabilities	$23,081
Capital lease obligations	4,895
Deferred income taxes	52,602
Total liabilites assumed	$80,578
Net assets acquired	$280,759

Business Acquisition, Pro Forma Information [Table Text Block]
	Years Ended December 31,
	2012	2011
Revenues	$1,205,864	$886,721
Net income	194,716	167,842
Net income per common share:
Basic	$3.74	$3.40
Diluted	3.60	3.31